Quarterly Report
December 31, 2021
MFS®  North Carolina
Municipal Bond Fund
MNC-Q3

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.5%
Airport Revenue – 5.3%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	$1,245,000	$1,383,014
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2039	1,000,000	1,258,036
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,155,000	1,339,466
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,500,000	1,795,592
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2039	1,700,000	2,027,453
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2040	2,000,000	2,381,020
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2041	1,500,000	1,781,490
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,200,255
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,387,196
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	3,045,506
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	456,431
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2034	1,150,000	1,457,606
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2035	1,000,000	1,265,298
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2036	1,000,000	1,262,591
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,394,773
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,395,968
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,675,803
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	196,238
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	218,966
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	167,514
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	268,022
		$30,358,238
General Obligations - General Purpose – 11.3%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,030,000	$1,101,824
Charlotte, NC, General Obligation Refunding, “A”, 5%, 6/01/2031	2,185,000	2,959,079
Charlotte, NC, General Obligation Refunding, “A”, 4%, 6/01/2033	1,760,000	2,199,160
Charlotte, NC, General Obligation, “A”, 5%, 6/01/2026	8,000,000	9,555,428
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	315,000	357,937
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	235,000	294,567
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	85,000	96,424
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	665,000	753,744
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	5,015,000	4,450,813
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	675,000	679,771
Durham County, NC, General Obligation Refunding, 4%, 6/01/2036	500,000	601,078
Durham County, NC, General Obligation Refunding, 4%, 6/01/2037	450,000	539,925
Durham County, NC, General Obligation Refunding, 4%, 6/01/2039	650,000	776,356
Forsyth, NC, General Obligation, “A”, 5%, 4/01/2033	2,500,000	3,332,444
Forsyth, NC, General Obligation, “A”, 4%, 4/01/2034	5,100,000	6,331,184
Gaston County, NC, Rev., 5%, 4/01/2033	675,000	855,319
Gaston County, NC, Rev., 5%, 4/01/2035	610,000	768,662
Granville County, NC, 5%, 10/01/2034	675,000	844,455
Granville County, NC, 5%, 10/01/2035	690,000	862,228
Holly Springs, NC, General Obligation Public Improvement, 5%, 6/01/2029	1,460,000	1,890,027
Holly Springs, NC, General Obligation Public Improvement, 5%, 6/01/2030	1,385,000	1,834,866
Holly Springs, NC, General Obligation Public Improvement, 5%, 6/01/2031	1,490,000	2,021,042
Holly Springs, NC, General Obligation Public Improvement, 4%, 6/01/2032	1,500,000	1,881,042
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	1,095,998
Lee County, NC, Limited Obligation, 4%, 5/01/2036	500,000	586,823
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	1,001,785
North Carolina General Obligation Refunding, “A”, 5%, 6/01/2023	1,000,000	1,066,842
North Carolina Public Improvement General Obligation (Connect NC), “A”, 5%, 6/01/2030	4,790,000	6,332,251
North Carolina Public Improvement General Obligation (Connect NC), “B”, 5%, 6/01/2030	1,625,000	2,090,928
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	625,000	643,735
Randolph County, NC, 4%, 10/01/2037	1,045,000	1,238,161
Randolph County, NC, 4%, 10/01/2038	500,000	591,481

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Randolph County, NC, 4%, 10/01/2039	$500,000	$590,437
State of Illinois, General Obligation, 5.5%, 5/01/2039	375,000	479,141
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	448,334
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	465,000	566,342
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	705,000	875,446
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	645,000	815,647
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	935,000	1,204,559
		$64,615,285
General Obligations - Schools – 0.1%
Iredell County, NC, General Obligation School, 4%, 12/01/2032	$680,000	$860,439
Healthcare Revenue - Hospitals – 8.9%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$618,765
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,748,993
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,474,132
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	20,000	24,409
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	255,000	292,797
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	1,500,000	1,845,941
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	2,984,272
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	363,463
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042 (Prerefunded 6/01/2022)	2,420,000	2,467,966
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2032	600,000	765,563
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	324,829
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031	2,800,000	3,226,868
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033	3,000,000	3,457,358
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,829,435
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “A”, 5%, 12/01/2033	1,000,000	1,230,362
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031	4,355,000	4,498,094
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2038	1,825,000	1,884,548
North Carolina Medical Care Commission, Hospital Rev. (Caromont Health/Gaston Healthcare), “B”, 5%, 2/01/2051 (Put Date 2/01/2026)	2,500,000	2,936,072
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	1,580,000	1,796,285
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	178,205
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,712,688
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,198,123
University of North Carolina, Hospitals at Chapel Hill Rev., 4%, 2/01/2037	405,000	469,906
University of North Carolina, Hospitals at Chapel Hill Rev., 4%, 2/01/2038	1,040,000	1,204,908
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	7,609,311
		$51,143,293
Healthcare Revenue - Long Term Care – 7.0%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$3,176,157
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	1,000,000	1,090,303
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	2,000,000	2,152,416
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,590,112
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,122,395
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	889,123
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	2,376,181

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	$3,000,000	$3,308,940
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	1,067,884
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	1,097,382
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	2,066,843
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2033	180,000	209,906
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2034	185,000	215,098
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	830,000	947,481
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	812,353
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	1,100,000	1,246,087
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	2,188,272
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,373,741
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,674,648
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,635,195
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	2,225,701
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	868,264
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,369,988
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	1,500,000	1,675,452
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2033	1,590,000	1,719,025
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,150,190
		$40,249,137
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,181,570
Industrial Revenue - Other – 0.3%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$600,000	$617,067
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	78,965	83,554
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	705,000	777,846
		$1,478,467
Miscellaneous Revenue - Other – 0.8%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$1,132,287
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	420,000	448,099
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	3,145,000	3,172,152
		$4,752,538
Multi-Family Housing Revenue – 0.0%
Mecklenburg County, NC (Little Rock Apartments), 5.15%, 1/01/2022	$70,000	$70,000
Sales & Excise Tax Revenue – 2.5%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$35,000	$42,926
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	25,000	31,123
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	35,000	44,527
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	150,000	172,765
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	200,000	225,415
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,295,000	1,467,239
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	185,000	215,577
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	400,000	479,966
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	375,000	461,411
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	75,000	94,474

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	$175,000	$224,940
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	165,000	209,252
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	220,000	283,034
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	100,000	117,619
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	65,000	76,314
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	105,000	123,689
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	105,000	119,711
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,056,000	1,222,380
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	957,000	1,078,345
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	348,000	392,125
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	10,168
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	154,000	176,270
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	14,000	13,515
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	174,000	160,883
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	27,206
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,584,000	1,288,658
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,515,000	1,148,363
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,954,000	3,382,663
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	670,000	714,638
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	485,000	496,501
		$14,501,697
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$430,000	$481,284
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$1,910,000	$2,099,089
Single Family Housing - State – 3.1%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$1,275,000	$1,364,534
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	1,255,000	1,380,065
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	2,780,000	2,987,489
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,595,000	1,708,578
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	3,270,000	3,455,767
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	4,685,000	5,197,391
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,715,000	1,792,272
		$17,886,096
State & Local Agencies – 15.2%
Asheville, NC, Limited Obligation, 5%, 4/01/2028 (Prerefunded 4/01/2022)	$400,000	$404,705
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	1,700,000	2,010,780
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,730,478
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2027	125,000	153,255
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2028	200,000	251,407
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2029	275,000	353,497
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2030	250,000	328,374
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,155,650
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2037	1,320,000	1,570,375
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,926,028
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,260,451
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,522,792
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2038	2,015,000	2,391,974
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2039	1,250,000	1,484,237
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 4%, 6/01/2038	4,500,000	5,341,877
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	3,000,000	3,313,303
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2027	600,000	735,269

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2028	$600,000	$752,944
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2029	1,250,000	1,605,773
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2030	700,000	918,790
Charlotte, NC, Transit Projects/Phase II, COP, “B”, 5%, 6/01/2026	1,250,000	1,436,111
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	2,079,568
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	115,000	140,493
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	100,000	121,862
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	45,000	54,732
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2025	175,000	195,840
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2026	275,000	315,854
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2027	300,000	352,281
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2028	300,000	359,070
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2029	200,000	243,636
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2030	200,000	247,395
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2031	275,000	338,933
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.864% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,310,000	2,236,130
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,382,610
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,475,481
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,633,804
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,494,577
Durham County, NC, Limited Obligation, 4%, 4/01/2037	3,000,000	3,518,351
Harnett County, NC, Limited Obligation Refunding, 5%, 12/01/2026	750,000	905,872
Harnett County, NC, Limited Obligation Refunding, 5%, 12/01/2027	910,000	1,129,276
Harnett County, NC, Limited Obligation Refunding, 4%, 12/01/2028	250,000	301,815
Henderson County, NC, Limited Obligation, 4%, 6/01/2024	290,000	315,293
Henderson County, NC, Limited Obligation, 4%, 6/01/2026	150,000	172,425
Henderson County, NC, Limited Obligation, 4%, 6/01/2027	425,000	500,053
Henderson County, NC, Limited Obligation, 4%, 6/01/2029	300,000	365,933
Henderson County, NC, Limited Obligation, 4%, 6/01/2031	320,000	402,470
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 5%, 4/01/2033	550,000	713,270
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2034	500,000	606,982
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2036	800,000	962,337
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2037	500,000	600,187
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	520,000	651,184
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,010,000	1,227,807
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2026	300,000	347,332
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2027	350,000	413,745
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2028	300,000	361,311
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2029	280,000	342,872
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2030	200,000	248,739
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2031	140,000	173,586
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2032	125,000	154,275
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2033	150,000	184,810
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2034	130,000	159,241
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	390,854
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	465,000	549,059
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	1,030,000	1,272,823
North Carolina Limited Obligation (Build, Inc.), “A”, 5%, 5/01/2029	1,625,000	2,094,314
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2038	1,250,000	1,663,200
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2041	1,795,000	2,373,737
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2031	835,000	1,124,937
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Refunding Rev., “A”, 4%, 1/01/2034	2,555,000	2,994,594
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,938,437
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	3,013,979
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2022	245,000	247,869
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2023	225,000	238,234
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2025	425,000	486,778

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2027	$400,000	$488,409
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2029	300,000	384,702
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2031	245,000	327,202
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	258,066
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,226,831
Wake County, NC, Limited Obligation, “A”, 5%, 8/01/2027	920,000	1,134,720
Wake County, NC, Limited Obligation, “A”, 4%, 8/01/2037	3,000,000	3,545,048
		$86,833,295
Student Loan Revenue – 0.8%
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	$550,000	$648,077
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2028	1,000,000	1,198,357
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2029	700,000	850,703
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 3.125%, 6/01/2039	1,855,000	1,883,624
		$4,580,761
Tax - Other – 0.7%
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	$290,000	$366,433
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	2,415,000	2,463,243
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	760,000	779,862
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	334,061
		$3,943,599
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$1,000,000	$1,032,519
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037 (Prerefunded 6/01/2022)	$1,295,000	$1,327,284
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	325,000	408,434
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	6,270,000	1,037,771
		$2,773,489
Toll Roads – 6.2%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$2,261,815
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2027	1,930,000	2,372,774
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2028	1,000,000	1,259,676
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2029	1,230,000	1,586,010
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2030	2,215,000	2,918,936
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2032	1,500,000	2,020,044
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,417,693
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	500,000	596,883
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,735,287
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	1,975,000	2,466,983
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 2/01/2024	6,000,000	6,539,487
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,346,317
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	3,090,517
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	481,326
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	385,647
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	595,000	611,110
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,160,000	1,187,688
		$35,278,193

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 3.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$435,000	$438,027
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	65,000	65,899
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,640,000	1,665,281
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	1,210,000	1,247,607
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	290,000	360,139
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	260,000	321,295
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	260,000	313,684
North Carolina Department of State Treasurer, Grant Anticipation Rev., 5%, 3/01/2033	1,000,000	1,318,128
North Carolina Department of State Treasurer, Grant Anticipation Rev., 4%, 3/01/2034	2,000,000	2,428,971
North Carolina Department of State Treasurer, Grant Anticipation Rev., 4%, 3/01/2035	2,000,000	2,418,221
North Carolina Grant Anticipation Rev., 5%, 3/01/2027	7,000,000	8,523,318
		$19,100,570
Universities - Colleges – 19.3%
Appalachian State University Rev., 4%, 10/01/2048	$1,415,000	$1,637,570
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	3,000,000	3,663,599
East Carolina University, NC, General Rev., “A”, 4%, 10/01/2045	2,195,000	2,443,324
Elizabeth City State University Rev., AGM, 5%, 4/01/2040	3,155,000	3,816,831
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,555,979
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 4%, 10/01/2039	3,265,000	3,665,076
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,853,324
North Carolina Capital Facilities Finance Agency Rev. (Davidson College), 5%, 3/01/2045	1,500,000	1,510,376
North Carolina Capital Facilities Finance Agency Rev. (Wake Forest University), 4%, 1/01/2048	3,000,000	3,409,284
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (Campbell University), “A”, 5%, 10/01/2024	1,250,000	1,396,502
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (Campbell University), “A”, 5%, 10/01/2025	1,000,000	1,152,939
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (Campbell University), “A”, 5%, 10/01/2026	850,000	1,007,131
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (Campbell University), “A”, 5%, 10/01/2027	400,000	484,262
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 3%, 5/01/2022	220,000	221,917
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 4%, 5/01/2023	265,000	277,585
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 4%, 5/01/2024	190,000	204,514
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2025	255,000	289,938
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2026	275,000	322,176
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2027	400,000	480,258
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,490,892
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,934,306
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2023)	5,000,000	5,410,310
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2033	500,000	648,391
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2034	1,000,000	1,294,348
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2035	1,180,000	1,525,241
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	450,000	451,480
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	170,000	172,253
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	275,000	279,125
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	115,756
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	142,100
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	854,454
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2030	750,000	1,001,767
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2031	1,000,000	1,369,703
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2032	1,000,000	1,366,544
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2033	750,000	1,023,056
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2034	1,125,000	1,532,322
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	5,636,580

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of North Carolina, Ashville, Rev., 4%, 6/01/2039	$1,450,000	$1,686,152
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043 (Prerefunded 4/01/2024)	1,715,000	1,893,907
University of North Carolina, Charlotte, Rev., “A”, 5%, 10/01/2038	1,110,000	1,406,026
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2040	6,310,000	7,216,921
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	2,006,814
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,153,660
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,152,015
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,205,552
University of North Carolina, School of Art General Rev., 4%, 2/01/2040	1,000,000	1,157,578
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,825,000	3,236,936
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	3,045,000	3,484,354
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	562,357
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	448,334
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	558,716
University of North Carolina, Wilmington, Rev., “B”, 4%, 10/01/2039	1,000,000	1,174,489
University of North Carolina, Wilmington, Rev., “B”, 4%, 10/01/2044	1,405,000	1,635,084
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	195,000	209,174
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	4,458,266
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2032	2,420,000	3,113,292
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2033	500,000	642,098
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2034	1,300,000	1,666,728
Winston-Salem State University, NC, General Rev., 5%, 4/01/2033	1,000,000	1,011,391
Winston-Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,971,128
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,675,528
		$110,367,713
Universities - Dormitories – 0.6%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$3,045,000	$3,665,008
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$400,000	$410,000
Utilities - Municipal Owned – 1.1%
Greenville, NC, Greenville Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$379,815
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,125,000	1,120,781
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	175,000	174,344
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	85,000	83,406
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	40,000	40,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	415,000	415,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	40,000	39,050
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	440,000	429,550
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	717,300
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	240,000	236,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	195,000	190,369
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	190,000	189,287
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	35,000	34,869
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	582,806
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	340,000	363,573
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	420,000	447,968
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	53,416
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	35,000	35,044
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	80,000	80,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	265,000	258,706
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	305,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	95,000	95,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	$300,000	$300,000
		$6,571,384
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	$1,290,000	$1,514,521
Water & Sewer Utility Revenue – 7.2%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040 (Prerefunded 6/01/2024)	$1,250,000	$1,389,608
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2030	2,000,000	2,652,766
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2033	1,750,000	2,301,764
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	4,000,000	4,656,056
Durham, NC, Utility System Refunding Rev., 5%, 8/01/2033	2,625,000	3,540,939
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2034	1,675,000	2,103,521
Greensboro, NC, Enterprise Systems Rev., “A”, 4%, 6/01/2047	2,000,000	2,289,854
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	251,208
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	443,186
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	559,281
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,539,229
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,132,911
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	739,887
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2024	500,000	553,511
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2025	485,000	557,317
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2026	450,000	534,140
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2027	550,000	672,146
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2028	425,000	533,110
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2034	175,000	195,777
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	95,000	105,156
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	115,000	126,933
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	66,351
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	154,563
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,302,524
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	601,593
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,595,081
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,821,555
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029 (Prerefunded 3/01/2023)	3,145,000	3,319,490
Union County, NC, Enterprise System Rev., 5%, 6/01/2026	750,000	894,014
Union County, NC, Enterprise System Rev., 5%, 6/01/2027	800,000	982,265
Union County, NC, Enterprise System Rev., 5%, 6/01/2028	750,000	942,775
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	813,760
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	578,581
		$40,950,852
Total Municipal Bonds		$546,699,037
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$786,000	$704,745
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,700,000	553,155
Total Bonds		$1,257,900

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 0.07% (v)	17,550,690	$17,550,690

Other Assets, Less Liabilities – 1.2%		6,616,089
Net Assets – 100.0%		$572,123,716
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,550,690 and $547,956,937, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,670,483, representing 1.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$546,699,037	$—	$546,699,037
U.S. Corporate Bonds	—	1,257,900	—	1,257,900
Mutual Funds	17,550,690	—	—	17,550,690
Total	$17,550,690	$547,956,937	$—	$565,507,627
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,059,699	$98,368,465	$88,877,474	$—	$—	$17,550,690
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,902	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2021, are as follows:
North Carolina	80.7%
Puerto Rico	4.9%
Virginia	4.0%
Illinois	1.7%
Pennsylvania	1.4%
Guam	1.2%
California	0.9%
Maryland	0.9%
New York	0.8%
New Jersey	0.6%
Ohio	0.5%
Texas	0.5%
South Carolina	0.3%
Tennessee	0.3%
Wisconsin	0.3%
Alabama	0.2%
Connecticut	0.2%
Michigan	0.2%
Colorado	0.1%
Florida	0.1%
Indiana	0.1%
Washington DC	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.